Organization - Schedule of Commercial Real Estate Property Management Business (Details)	12 Months Ended
Dec. 31, 2024
TDH Foods limited [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Aug. 24, 2020
Place of incorporation	Hong Kong
Ownership percentaget	100.00%
TDH HK limited [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Feb. 21, 2016
Place of incorporation	Hong Kong
Ownership percentaget	100.00%
TDH Income Corporation [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Jun. 04, 2021
Place of incorporation	Nevada
Ownership percentaget	100.00%
TDH Group BVBA [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Sep. 20, 2018
Place of incorporation	Belgium
Ownership percentaget	100.00%
Beijing Wenxin Co., Ltd. [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Jan. 22, 2022
Place of incorporation	Beijing, China
Ownership percentaget	100.00%
Vigour Management Limited. [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Nov. 01, 2024
Place of incorporation	BVI
Ownership percentaget	90.00%
Qingdao Tiandihui Pet Foodstuff Co., Ltd. [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Jan. 22, 2020
Place of incorporation	Qingdao, China
Ownership percentaget	100.00%
Qingdao Tiandihui Foodstuff Sales Co., Ltd. [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Jan. 21, 2020
Place of incorporation	Qingdao, China
Ownership percentaget	100.00%
Ruby21Noland LLC [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Jun. 09, 2021
Place of incorporation	Missouri
Ownership percentaget	100.00%
HARDEES2470 LLC [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	May 14, 2024
Place of incorporation	Missouri
Ownership percentaget	100.00%
Hengzhuo Investment Limited. [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Nov. 01, 2024
Place of incorporation	Hong Kong
Ownership percentaget	90.00%
Beijing Ruihe Commercial Management Co., Ltd. [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Nov. 01, 2024
Place of incorporation	Beijing, China
Ownership percentaget	90.00%
Beijing Ruihe Space Commercial Management Co., Ltd. [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Nov. 01, 2024
Place of incorporation	Beijing, China
Ownership percentaget	90.00%
Qingdao Chihong Information Consulting Co., Ltd. [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Mar. 27, 2023
Place of incorporation	Qingdao, China
Ownership percentaget	100.00%
Beijing Jingshi Commercial Management Co., Ltd. [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Apr. 30, 2024
Place of incorporation	Beijing, China
Ownership percentaget	60.00%
Beijing Jingshi Space Commercial Management Co., Ltd. [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Apr. 30, 2024
Place of incorporation	Beijing, China
Ownership percentaget	60.00%